Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	December 31, 2025	December 31, 2024	December 31, 2023
Year-end spot rate	US$1= RMB 6.9931	US$1= RMB 7.2993	US$1= RMB 7.0999
Average rate	US$1= RMB 7.1875	US$1= RMB 7.1957	US$1= RMB 7.0809

Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation	Depreciation of plant, property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Building	22 to 30 years
Machines	10 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term

Schedule of Outstanding Balances of Cash, Cash Equivalents and Restricted Cash in Each Jurisdiction	As of December 31, 2025, the followings were outstanding balances of cash, cash equivalents and restricted cash in each jurisdiction:
	Cash and cash equivalents	Restricted cash	Total
Mainland China	$14,877,066	$6,311,630	$21,188,696
Hong Kong	6,647,378	-	6,647,378
The United States	314,027	-	314,027
Balance at end of the year	$21,838,471	$6,311,630	$28,150,101